Intangible Assets, Net (Details) - Schedule of Intangible Assets - USD ($)	Mar. 31, 2024	Mar. 31, 2023
Schedule of Intangible Assets [Line Items]
Total intangible assets, at cost	$ 75,268	$ 79,134
Less: accumulated amortization	(56,167)	(51,266)
Total intangible assets, net	19,101	27,868
Trademark [Member]
Schedule of Intangible Assets [Line Items]
Total intangible assets, at cost	42,152	44,317
Software [Member]
Schedule of Intangible Assets [Line Items]
Total intangible assets, at cost	$ 33,116	$ 34,817